Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Restricted Net Assets [Abstract]
Restricted net assets
Annual basis, percentage	10.00%
Registered capital, percentage	50.00%
Statutory reserve